Significant Accounting Policies (Tables)	12 Months Ended
May 31, 2017
Accounting Policies [Abstract]
Changes in Allowance for Doubtful Accounts

Changes in the allowance for doubtful accounts were as follows:

	As of May 31,
	2016	2017
	US$	US$
Beginning balance	801	408
Charge during the year	235	354
Written-off	(628)	(177)

Ending balance	408	585

Estimated Useful Lives of Assets

Depreciation and amortization is calculated on a straight line basis over the following estimated economic lives:

Buildings	20-50 years
Transportation equipment	10 years
Furniture and education equipment	5 years
Computer equipment and software	3 years
Leasehold improvements	Shorter of the lease term or estimated economic life

Schedule of Available-for-Sale Securities Recorded in Long Term Investments Include Redeemable Preferred Shares, Common Shares, Convertible Bond and Assets Management Plan and Trust Measured and Recorded at Fair Value on Recurring Basis

As of May 31, 2016 and 2017, the available-for-sale investments recorded in long-term investments include redeemable preferred shares, common shares of two listed companies, convertible bond and assets management plan and trust (Refer to Note 12). Those are measured and recorded at fair value on a recurring basis in periods subsequent to their initial recognition and are as follows:

	May 31, 2016
Description	Quoted Prices in Active Market for Identical Assets Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
	US$	US$	US$	US$
Available for sales investments:

Common Shares	15,945	—	—	15,945
Redeemable preferred shares	—	42,263	69,873	112,136
Convertible bond	—	12,310	—	12,310
Asset management plan and trust	—	23,413	—	23,413

Total	15,945	77,986	69,873	163,804

	May 31, 2017
Description	Quoted Prices in Active Market for Identical Assets Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
	US$	US$	US$	US$
Available for sales investments:

Common Shares	36,406	—	—	36,406
Redeemable preferred shares	—	30,669	123,029	153,698
Asset management plan and trust	—	7,486	—	7,486

Total	36,406	38,155	123,029	197,590

Reconciliation of the fair value measurements of assets and liabilities using significant unobservable inputs

The following table provides additional information about the reconciliation of the fair value measurements of assets and liabilities using significant unobservable inputs (level 3).

Available-for-sale investments
US$
Balance at June 1, 2015	—
Transfer from level 2 fair value measurements	63,881
Initial recognition	2,844
Unrealized gain	3,148

Balance at May 31, 2016	69,873

Transfer from level 2 fair value measurements	31,505
Initial recognition	—
Unrealized gain	21,651

Balance at May 31, 2017	123,029